Stock-Based Incentive Compensation Plans - Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015
2006 Equity Incentive Plan (EIP) [Member] | Stock Appreciation Rights (SARs) [Member]
Units [Roll Forward]
Beginning balance, Units	2,669
Granted, Units	629
Exercised, Units	(71)
Forfeited, Units	(106)
Expired, Units	(19)
Ending balance, Units	3,102	2,669
Vested and expected to vest, Units	3,028
Exercisable, Units	1,902
Weighted-Average Exercise Price [Roll Forward]
Beginning balance, Weighted-Average Exercise Price (in dollars per unit)	$ 47.02
Granted, Weighted-Average Exercise Price (in dollars per unit)	62.27
Exercised, Weighted-Average Exercise Price (in dollars per unit)	46.80
Forfeited, Weighted-Average Exercise Price (in dollars per unit)	64.88
Expired, Weighted-Average Exercise Price (in dollars per unit)	74.05
Ending balance, Weighted-Average Exercise Price (in dollars per unit)	49.35	$ 47.02
Vested and expected to vest, Weighted-Average Exercise Price (in dollars per unit)	48.96
Exercisable, Weighted-Average Exercise Price (in dollars per unit)	$ 38.63
Weighted-Average Remaining Contractual Life (Years) [Abstract]
Weighted Average Remaining Contractual Life (Years)	3 years 10 months 24 days	4 years 3 months 18 days
Vested and expected to vest, Weighted Average Remaining Contractual Life (Years)	3 years 9 months 18 days
Exercisable, Weighted-Average Remaining Contractual Life (Years)	2 years 9 months 18 days
2006 Equity Incentive Plan (EIP) [Member] | Performance-Based Stock Appreciation Rights SARs [Member]
Units [Roll Forward]
Beginning balance, Units	1,228
Granted, Units	419
Exercised, Units	(45)
Forfeited, Units	(92)
Expired, Units	0
Performance Adjustment, Units	(308)
Ending balance, Units	1,202	1,228
Vested and expected to vest, Units	1,040
Exercisable, Units	263
Weighted-Average Exercise Price [Roll Forward]
Beginning balance, Weighted-Average Exercise Price (in dollars per unit)	$ 54.96
Granted, Weighted-Average Exercise Price (in dollars per unit)	62.27
Exercised, Weighted-Average Exercise Price (in dollars per unit)	42.44
Forfeited, Weighted-Average Exercise Price (in dollars per unit)	68.32
Expired, Weighted-Average Exercise Price (in dollars per unit)	0.00
Performance adjustment, Weighted-Average Exercise Price (in dollars per unit)	40.43
Ending balance, Weighted-Average Exercise Price (in dollars per unit)	60.68	$ 54.96
Vested and expected to vest, Weighted-Average Exercise Price (in dollars per unit)	59.96
Exercisable, Weighted-Average Exercise Price (in dollars per unit)	$ 40.09
Weighted-Average Remaining Contractual Life (Years) [Abstract]
Weighted Average Remaining Contractual Life (Years)	5 years	5 years
Vested and expected to vest, Weighted Average Remaining Contractual Life (Years)	4 years 10 months 24 days
Exercisable, Weighted-Average Remaining Contractual Life (Years)	3 years 3 months 18 days
Phantom Restricted Stock Unit Plan (PRSU) [Member]
Units [Roll Forward]
Beginning balance, Units	626
Granted, Units	334
Exercised, Units	(245)
Forfeited, Units	(70)
Performance Adjustment, Units	(6)
Ending balance, Units	639	626
Vested and expected to vest, Units	560
Exercisable, Units	0
Weighted-Average Exercise Price [Roll Forward]
Beginning balance, Weighted-Average Exercise Price (in dollars per unit)	$ 57.92
Granted, Weighted-Average Exercise Price (in dollars per unit)	61.94
Exercised, Weighted-Average Exercise Price (in dollars per unit)	38.40
Forfeited, Weighted-Average Exercise Price (in dollars per unit)	67.58
Performance adjustment, Weighted-Average Exercise Price (in dollars per unit)	111.34
Ending balance, Weighted-Average Exercise Price (in dollars per unit)	65.92	$ 57.92
Vested and expected to vest, Weighted-Average Exercise Price (in dollars per unit)	66.09
Exercisable, Weighted-Average Exercise Price (in dollars per unit)	0.00
Weighted Average Fair Value At Period End [Roll Forward]
Ending balance, Weighted-Average Exercise Price (in dollars per unit)	67.00	$ 68.00
Vested and expected to vest, Weighted-Average Exercise Price (in dollars per unit)	67.00
Exercisable, Weighted-Average Exercise Price (in dollars per unit)	$ 0